UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Minnesota High-Yield Municipal Bond Fund

November 30, 2010

	Principal
	Amount	Value
Municipal Bonds – 98.60%
Corporate-Backed Revenue Bonds – 4.20%
Cloquet Pollution Control Revenue Refunding (Potlatch Project) 5.90% 10/1/26	$1,700,000	$1,584,944
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	1,750,000	1,752,293
Puerto Rico Port Authority Revenue Special Facilities (American Airlines) Series A 6.25% 6/1/26 (AMT)	1,390,000	1,203,726
Sartell Environmental Improvement Revenue Refunding (International Paper) Series A 5.20% 6/1/27	1,750,000	1,682,345
		6,223,308
Education Revenue Bonds – 8.48%
Baytown Township Lease Revenue (St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	495,705
Duluth Housing & Redevelopment Authority Lease Revenue
(Public Schools Academy) Series A 5.875% 11/1/40	1,000,000	896,300
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	701,057
Series 6-J1 5.00% 5/1/36	1,000,000	941,050
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,435,560
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	935,390
(St. John's University) Series 6-U 4.75% 10/1/33	825,000	805,283
(St. Olaf) Series 6-O
4.50% 10/1/32	1,000,000	940,790
5.00% 10/1/22	1,000,000	1,062,770
(State Scholastic College) Series H 5.125% 12/1/40	750,000	701,610
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,579,095
Series 7-A 5.00% 10/1/39	1,000,000	1,013,120
University of Minnesota Series A 5.125% 4/1/34	1,000,000	1,046,880
		12,554,610
Electric Revenue Bonds – 7.05%
Chaska Electric Revenue Refunding (Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,037,490
Minnesota Municipal Power Agency Electric Revenue Series A 5.00% 10/1/34	2,750,000	2,763,145
Northern Municipal Power Agency Electric System Revenue Refunding Series A
5.00% 1/1/16 (ASSURED GTY)	1,200,000	1,362,672
5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,137,740
Puerto Rico Electric Power Authority Revenue Series XX 5.25% 7/1/40	1,665,000	1,647,651
Southern Minnesota Municipal Power Agency Supply System Revenue Series A 5.25% 1/1/16 (AMBAC)	1,000,000	1,150,140
Western Minnesota Municipal Power Agency Supply Revenue Series A 5.00% 1/1/30 (NATL-RE)	1,335,000	1,340,714
		10,439,552
Healthcare Revenue Bonds – 33.92%
Aitkin Health Care Facilities Revenue Refunding (Riverwood Health Care Center) 5.50% 2/1/24	700,000	665,329
Anoka County Housing & Redevelopment Authority Revenue Series A 6.875% 5/1/40	1,000,000	996,170
Apple Valley Economic Development Authority Health Care Revenue
(Augustanna Home St. Paul Project) Series A 5.80% 1/1/30	1,000,000	967,470
Bemidji Health Care Facilities First Mortgage Revenue (North Country Health Services)
5.00% 9/1/31 (RADIAN)	1,350,000	1,259,051
Refunding 5.00% 9/1/20	1,150,000	1,178,785
Breckenridge Catholic Health Initiatives Series A 5.00% 5/1/30	2,000,000	2,027,940
Detroit Lakes Housing & Health Facilities Revenue Refunding (Mankato Lutheran Homes)
Series D 5.50% 8/1/21	500,000	494,520
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project)
5.00% 4/1/20	1,100,000	1,111,880
5.00% 4/1/31	1,965,000	1,800,490
Mahtomedi Senior Housing Revenue Refunding (St. Andrews Village Project) 5.75% 12/1/40	1,000,000	856,220
Maple Grove Health Care Facilities Revenue (North Memorial Health Care) 5.00% 9/1/35	1,880,000	1,718,019
Maple Grove Health Care System Revenue (Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,158,067
5.25% 5/1/37	1,000,000	942,790
Minneapolis Health Care System Revenue (Fairview Health Services)
Series A 6.625% 11/15/28	1,900,000	2,117,777
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	272,568
Series D 5.00% 11/15/34 (AMBAC)	3,000,000	2,942,429

Minneapolis-St. Paul Housing & Redevelopment Authority
(Health Partners Obligation Group Project) 6.00% 12/1/17	525,000	560,249
Minnesota Agricultural & Economic Development Board Revenue (Benedictine Health Systems) 5.75% 2/1/29	1,000,000	901,500
Moorhead Economic Development Authority Multifamily Housing Revenue Refunding
(Eventide Project) Series A 5.15% 6/1/29	550,000	477,730
Northfield Hospital Revenue 5.375% 11/1/31	1,000,000	952,320
Oak Park Heights Housing Revenue (Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,452,450
Owatonna Senior Housing Revenue (Senior Living Project) Series A
5.80% 10/1/29	400,000	380,620
6.00% 4/1/41	1,250,000	1,145,988
Rochester Health Care & Housing Revenue (Samaritan Bethany) Refunding Series A
6.875% 12/1/29	1,000,000	1,024,570
7.375% 12/1/41	375,000	387,814
Sartell Health Care Facilities Revenue (Country Manor Campus) Series A 6.25% 9/1/36	925,000	896,159
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	940,500
St. Cloud Health Care Revenue (Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,550,130
Series A 5.125% 5/1/30	2,125,000	2,154,239
St. Louis Park Health Care Facilities Revenue Refunding (Park Nicollet Health Services)
5.75% 7/1/39	1,500,000	1,539,750
Series C 5.50% 7/1/23	1,000,000	1,061,320
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project) 5.25% 5/15/36	1,000,000	922,280
(Senior Carondelet Village Project) Series A 6.00% 8/1/42	770,000	727,342
St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	1,900,000	2,050,271
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/25	1,000,000	984,470
6.00% 11/15/30	1,000,000	937,720
Series A 5.70% 11/1/15	600,000	599,964
Series B 5.85% 11/1/17	250,000	249,995
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue Refunding
(Marion Center Project) Series A 5.375% 5/1/43	1,000,000	821,590
Stillwater Health Care Revenue (Health System Obligation Group)
5.00% 6/1/25	2,000,000	2,004,140
5.00% 6/1/35	1,000,000	940,830
@Twin Valley Congregate Housing Revenue (Living Options Project) 5.95% 11/1/28	1,825,000	1,676,190
Winona Health Care Facilities Revenue Refunding (Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,361,865
		50,211,501
Housing Revenue Bonds – 11.14%
Chanhassen Multifamily Housing Revenue Refunding
(Heritage Park Apartments Project) 6.20% 7/1/30 (FHA) (HUD) (AMT)	300,000	300,240
Chaska Multifamily Housing Revenue (West Suburban Housing Partners Project) 5.875% 3/1/31 (AMT)	1,000,000	820,330
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Refunding Series A 7.25% 11/1/29	2,085,000	2,095,717
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	1,180,000	1,180,507
(Trinity Apartments) Refunding Series A 6.75% 5/1/21 (HUD)	560,000	563,046
Minneapolis-St. Paul Housing Finance Board Single Family Mortgage (City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	741,307	734,657
Minnesota Housing Finance Agency
(Rental Housing)
Series A 4.875% 8/1/24 (AMT)	585,000	587,211
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,170,301
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	1,000,000	971,830
Series I 4.85% 7/1/38 (AMT)	1,145,000	1,093,028
Series L 5.10% 7/1/38 (AMT)	1,500,000	1,465,200
Series M 4.875% 7/1/37 (AMT)	2,500,000	2,407,951
(Single Family Mortgage) Series E 6.25% 1/1/23 (AMT)	5,000	5,007
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Shelby Grotto Housing Project) 5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	759,840
Stillwater Multifamily Housing Revenue (Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	596,220
@Washington County Housing & Redevelopment Authority Revenue Refunding
(Briar Pond Project) Series B 7.125% 8/20/34	800,000	734,672
		16,485,757
Lease Revenue Bonds – 2.71%
Hibbing Economic Development Authority Revenue (Public Project - Hibbing Lease Obligation) 6.40% 2/1/12	275,000	275,080
St. Paul Port Authority Lease Revenue (Robert Street Office Building Project) Series 3-11 5.00% 12/1/27	1,000,000	1,023,340
University of Minnesota Special Purpose Revenue (State Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,717,722
		4,016,142

Local General Obligation Bonds – 11.10%
Chaska Independent School District #112 Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,016,380
Farmington Independent School District #192 Series B 5.00% 2/1/27 (AGM)	1,000,000	1,020,010
Foley Independent School District #51 (School Building) Refunding Series A 5.00% 2/1/21	1,105,000	1,202,317
Hopkins Independent School District #270 Facilities 5.00% 2/1/26 (NATL-RE)	1,055,000	1,104,374
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (AGM)	1,000,000	1,029,460
Metropolitan Council Minneapolis-St. Paul Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	500,000	546,615
Series C 5.00% 3/1/28	1,000,000	1,056,840
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,542,585
Moorhead Improvement Series B 5.00% 2/1/33 (NATL-RE)	750,000	761,805
Perham Disposal System 6.00% 5/1/22 (AMT)	1,500,000	1,504,830
South Washington County Independent School District #833 Series A 4.75% 2/1/27	1,500,000	1,564,215
Todd Morrison Cass & Wadena Counties United Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	610,000	637,407
5.125% 12/1/24	205,000	212,148
5.25% 12/1/26	1,540,000	1,595,563
White Bear Lake Independent School District #624 (Formerly Joint Independent Consolidated
Ramsey County School District #39 & Washington & Anoka Counties School District #103)
Series B 4.75% 2/1/22	1,500,000	1,641,046
		16,435,595
§Pre-Refunded/ Escrowed to Maturity Bonds – 7.86%
Andover Economic Development Authority Public Facilities Lease Revenue
(Andover Community Center) 5.20% 2/1/34-14	1,000,000	1,096,840
Duluth Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary's Hospital)
5.25% 2/15/28-14	1,000,000	1,134,290
5.25% 2/15/33-14	2,250,000	2,552,152
Minneapolis Community Development Agency Supported Development Revenue
(Limited Tax Common Bond Fund) Series G-3 5.45% 12/1/31-11	1,000,000	1,051,060
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	1,500,000	1,648,005
(Fairview Health Services) Series A 5.625% 5/15/32-12	1,500,000	1,624,740
Minnesota State 5.00% 8/1/21-13 (AGM)	1,250,000	1,387,738
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B 5.25% 7/1/30-14	1,000,000	1,137,380
		11,632,205
Special Tax Revenue Bonds – 7.52%
Hennepin County Sales Tax Revenue
(First Lien - Ball Park Project) Series B 5.00% 12/15/24	1,000,000	1,092,620
(Second Lien - Ballpark Project) Series B
5.00% 12/15/20	1,500,000	1,694,116
5.00% 12/15/24	1,000,000	1,086,770
Minneapolis Supported Development Revenue (Limited Tax Common Bond Fund)
Series 2A 5.00% 6/1/28 (AMT)	1,170,000	1,102,280
Minneapolis Tax Increment Revenue
@(Ivy Tower Project) 5.70% 2/1/29	785,000	532,073
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	443,620
Minnesota 911 Revenue (Public Safety Radio Commission System Project) 5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,075,870
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue Series B 5.00% 7/1/46	800,000	758,048
Puerto Rico Sales Tax Financing Sales Tax Revenue First Subordinate Series A 5.75% 8/1/37	790,000	816,607
St. Paul Port Authority (Brownsfields Redevelopment Tax) Series 2 5.00% 3/1/37	1,500,000	1,517,955
Virgin Islands Public Finance Authority Revenue (Senior Lien Matching Fund Loan Note) Series A 5.25% 10/1/24	1,000,000	1,008,910
		11,128,869
State General Obligation Bond – 0.71%
Puerto Rico Commonwealth Public Improvement Refunding Series C 6.00% 7/1/39	1,010,000	1,053,965
		1,053,965
Transportation Revenue Bond – 1.36%
Minneapolis - St. Paul Metropolitan Airports Commission Revenue Series A 5.00% 1/1/28 (NATL-RE)	2,000,000	2,008,940
		2,008,940
Water & Sewer Revenue Bonds – 2.55%
Minnesota Public Facilities Authority Clean Water Revenue Series B 5.00% 3/1/18	2,000,000	2,362,580
St. Paul Sewer Revenue Series D 5.00% 12/1/19	1,220,000	1,412,113
		3,774,693
Total Municipal Bonds (cost $145,112,557)		145,965,137

	Number of Shares
Short-Term Investment – 0.14%
Money Market Instrument – 0.14%
Federated Minnesota Municipal Cash Trust	211,242	211,242
Total Short-Term Investment (cost $211,242)		211,242

Total Value of Securities – 98.74%
(cost $145,323,799)		146,176,379
Receivables and Other Assets Net of Liabilities (See Notes) – 1.26%		1,859,016
Net Assets Applicable to 14,329,596 Shares Outstanding – 100.00%		$148,035,395

§Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
@Illiquid security. At November 30, 2010, the aggregate amount of illiquid securities was $2,942,935, which represented 1.99% of the Fund's net assets. See Note 3 in "Notes."

Summary of Abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
FHA – Insured by the Federal Housing Administration
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
HUD – Housing and Urban Development Section 8
NATL-RE – Insured by the National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds - Delaware Minnesota High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2007 – August 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At November 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At November 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$145,323,799
Aggregate unrealized appreciation	$4,450,776
Aggregate unrealized depreciation	(3,598,196)
Net unrealized appreciation	$852,580

For federal income tax purposes, at August 31, 2010, capital loss carryforwards of $4,326,723 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $243,334 expires in 2011, $684,248 expires in 2012, $96,079 expires in 2015, $198,826 expires in 2016, $129,724 expires in 2017, and $2,974,512 expires in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2010:

	Level 1	Level 2	Total
Municipal Bonds	$-	$145,965,137	$145,965,137
Short-Term	211,242	-	211,242
Total	$211,242	$145,965,137	$146,176,379

There were no Level 3 securities at the beginning or end of the period.

During the period ended November 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by Minnesota municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, the bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2010, 14% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to November 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware National High-Yield Municipal Bond Fund

November 30, 2010

	Principal
	Amount	Value
Municipal Bonds – 99.22%
Corporate Revenue Bonds – 23.26%
Allegheny County, Pennsylvania Industrial Development Authority Revenue (Environmental
Improvement - U.S. Steel Corp. Project) 6.875% 5/1/30	$1,000,000	$1,040,440
•Brazos, Texas Harbor Industrial Development Environmental Facilities Revenue (Dow
Chemical Co. Project) 5.90% 5/1/38 (AMT)	190,000	191,919
•Brazos, Texas River Authority Pollution Control Revenue (TXU Energy Co. Project) Series B
6.30% 7/1/32 (AMT)	1,000,000	345,990
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed Series A-2
5.875% 6/1/47	1,500,000	1,057,710
6.50% 6/1/47	4,505,000	3,491,734
Cass County, Texas Industrial Development Corporation Environmental Improvement
Revenue (International Paper Co. Project) Series A 6.00% 9/1/25 (AMT)	1,000,000	1,008,480
Chicago, Illinois O’Hare International Airport Special Facilities Revenue (American Airlines Inc. Project)
5.50% 12/1/30	2,130,000	1,730,519
Clayton County, Georgia Development Authority Special Facilities Revenue (Delta Airlines)
Series B 9.00% 6/1/35 (AMT)	1,000,000	1,089,510
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26	750,000	699,240
Columbus County, North Carolina Industrial Facilities & Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,015,970
Cook County, Illinois Revenue (NaviStar International – Recovery Zone Facility) 6.50% 10/15/40	2,265,000	2,292,406
De Soto Parish, Louisiana Environmental Improvement Revenue (International Paper Co.
Project) Series A 6.35% 2/1/25 (AMT)	1,650,000	1,668,728
Delaware State Economic Development Authority Revenue Exempt Facility (Indian River Power)
5.375% 10/1/45	2,000,000	1,856,440
Golden State, California Tobacco Securitization Settlement Revenue Refunding
Asset-Backed Senior Series A-1 5.75% 6/1/47	4,400,000	3,159,111
Gulf Coast, Texas Waste Disposal Authority Revenue (Valero Energy Corp. Project) 6.65%
4/1/32 (AMT)	1,000,000	1,006,270
Hawaii State Department Budget & Finance Special Purpose Revenue (Hawaiian Electric
Co. Subsidiary) 6.50% 7/1/39	970,000	1,040,422
Indiana State Finance Authority Environmental Revenue (U.S. Steel Corp.) 6.00% 12/1/26	1,000,000	982,860
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Westlake Chemical Corp.)
Series A 6.50% 8/1/29	1,500,000	1,527,945
Series A-1 6.50% 11/1/35	1,000,000	1,021,840
Love Field Airport Modernization Corporation, Texas Special Facilities Revenue (Southwest Airlines Co. Project)
5.25% 11/1/40	2,000,000	1,861,920
Maryland State Economic Development Corporation Facilities Revenue
(CNX Marine Terminals Inc.) 5.75% 9/1/25	1,530,000	1,510,401
Michigan Tobacco Settlement Finance Authority Revenue Asset-Backed Series A 6.00%
6/1/48	555,000	398,490
Mississippi Business Finance Corporation Pollution Control Revenue (System Energy
Resources, Inc. Project) 5.90% 5/1/22	900,000	899,352
M-S-R Energy Authority, California Gas Revenue Series C 6.50% 11/1/39	1,000,000	1,088,600
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines
Inc. Project) 6.40% 9/15/23 (AMT)	1,000,000	966,050
•New York City, New York Industrial Development Agency Special Facilities Revenue
(American Airlines - JFK International Airport) 7.75% 8/1/31 (AMT)	1,000,000	1,050,780
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	832,950

New York Liberty Development Corporation Revenue Second Priority
(Bank of America Tower) Class Z 5.625% 7/15/47	2,000,000	2,058,080
Ohio County, Kentucky Pollution Control Revenue (Big Rivers Electric Corp. Project) Series A
6.00% 7/15/31	1,250,000	1,259,888
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Allegheny Energy Supply Co.) 7.00% 7/15/39	1,000,000	1,103,280
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project)
6.375% 11/1/29 (AMT)	1,000,000	1,019,650
Phenix City, Alabama Industrial Development Board Environmental Improvement
Revenue (Mead Westvaco Corp. Project) Series A 6.35% 5/15/35 (AMT)	500,000	473,795
Pima County, Arizona Industrial Development Authority Industrial Revenue (Tucson Electric
Power Project 1983) Series A 5.25% 10/1/40	1,625,000	1,488,029
Salt Verde Financial Corporation, Arizona Gas Revenue Senior 5.00% 12/1/37	2,000,000	1,775,600
St. John Baptist Parish, Louisiana Revenue (Marathon Oil Corp.) Series A 5.125% 6/1/37	2,000,000	1,869,600
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project)
Series A 5.65% 6/1/37 (AMT)	500,000	453,145
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project) 5.60%
12/1/35 (AMT)	1,000,000	961,280
Tennessee Energy Acquisition Corporation Gas Revenue Series A 5.25% 9/1/26	2,000,000	1,955,820
Toledo, Lucas County, Ohio Port Authority Development Revenue (Toledo Express Airport
Project) Series C 6.375% 11/15/32 (AMT)	1,000,000	960,430
		50,214,674
Education Revenue Bonds – 22.68%
Bowling Green, Ohio Student Housing Revenue CFP I (State University Project) 6.00%
6/1/45	1,250,000	1,195,788
California Statewide Communities Development Authority Revenue (California Baptist
University Project) Series A 5.50% 11/1/38	1,000,000	865,010
California Statewide Communities Development Authority School Facility Revenue (Aspire
Public Schools Project) 6.00% 7/1/40	1,000,000	924,770
California Statewide Communities Development Authority Student Housing Revenue (East
Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	1,000,000	927,850
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue (CDFI
Phase I, LLC Project) Subordinate Series B 6.00% 10/1/35	1,500,000	1,332,375
Clifton, Texas Higher Education Finance Corporation Revenue (Uplift Education) Series A
6.25% 12/1/45	1,000,000	940,800
Delaware County, Pennsylvania Industrial Development Authority Charter School Revenue
(Chester Community Charter School) Series A 6.125% 8/15/40	2,000,000	1,894,100
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue (Riverside
Military Academy Project) 5.125% 3/1/37	1,850,000	1,335,589
Idaho Housing & Finance Association Nonprofit Facilities Revenue (North Star Charter
School Project) Series A 9.50% 7/1/39	1,000,000	1,140,470
Indiana State Finance Authority Revenue Educational Facilities
(Drexel Foundation - Thea Bowman Academy Charter School) 7.00% 10/1/39	1,000,000	1,020,970
(Irvington Community) Series A 9.00% 7/1/39	1,000,000	1,153,180
Iowa Higher Education Loan Authority Revenue (Private College Facilities) 6.00% 9/1/39	1,500,000	1,490,280
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00%
6/15/39	1,000,000	982,990
Maryland State Economic Development Corporation Student Housing Revenue (University of
Maryland College Park Projects) 5.75% 6/1/33	930,000	930,893
Maryland State Health & Higher Educational Facilities Authority Revenue
(Patterson Park Public Charter School) Series A 6.125% 7/1/45	1,000,000	955,150
(Washington Christian Academy Project) Series A 5.50% 7/1/38	1,170,000	501,532
Massachusetts State Health & Educational Facilities Authority Revenue
(Nichols College Project) Series C 6.125% 10/1/29	1,000,000	1,000,420
(Springfield College) 5.625% 10/15/40	1,000,000	1,012,110
Michigan Finance Authority Education Facilities Revenue
(St. Catherine Siena) Series A 8.50% 10/1/45	2,000,000	2,170,219
Michigan Finance Authority Limited Obligation Revenue (Public School Academy)
(Old Redford) Series A 6.50% 12/1/40	1,000,000	970,510
(University Learning) 7.50% 11/1/40	2,000,000	2,064,720

Michigan Public Education Facilities Authority Revenue (Limited-Obligation-Landmark
Academy) 7.00% 12/1/39	1,000,000	1,002,740
Minnesota State Higher Education Facilities Authority Revenue (Bethel University) Series 6-R
5.50% 5/1/37	1,000,000	957,040
New Jersey Economic Development Authority Revenue (Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,500,540
New Jersey State Educational Facilities Authority Revenue
(Fairleigh Dickinson Project) Series C 5.50% 7/1/23	750,000	757,973
(University of Medicine & Dentistry) Series B 7.50% 12/1/32	1,000,000	1,126,790
Ohio State Higher Educational Facility Revenue (Otterbein College Project) Series A 5.50%
12/1/28	950,000	1,000,531
Oregon State Facilities Authority Revenue
(College Housing Northwest Project) 5.45% 10/1/32	1,000,000	886,830
(Concordia University Project) Series A
6.125% 9/1/30	1,000,000	1,011,220
6.375% 9/1/40	500,000	508,540
Pennsylvania State Higher Educational Facilities Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30	1,300,000	1,287,923
(Edinboro University Student Housing) 6.00% 7/1/42	1,000,000	983,250
•(Foundation Indiana University) Series A 0.844% 7/1/39 (XLCA)	2,400,000	1,250,016
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue
(University Properties Inc. - East Stroudsburg University of Pennsylvania) 5.00% 7/1/42	3,000,000	2,646,209
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(First Philadelphia Charter Project) Series A 5.75% 8/15/32	745,000	666,887
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	956,330
Philadelphia, Pennsylvania Redevelopment Authority Revenue (Beech Student Housing
Complex Project) Series A 5.50% 7/1/35 (ACA)	1,500,000	1,194,915
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50%
6/15/37	1,000,000	790,160
San Juan, Texas Higher Education Finance Authority Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40	2,000,000	2,015,900
Troy, New York Capital Resource Corporation Revenue (Rensselaer Polytechnic) Series A 5.125%
9/1/40	1,790,000	1,788,496
Utah State Charter School Finance Authority Revenue (North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,233,782
Yonkers, New York Economic Development Corporation Educational Revenue
(Charter School Educational Excellence) Series A 6.25% 10/15/40	595,000	569,415
		48,945,213
Electric Revenue Bonds – 2.43%
Puerto Rico Electric Power Authority Revenue Series
Series XX 5.25% 7/1/40	3,205,000	3,171,604
Series ZZ 5.25% 7/1/26	2,000,000	2,068,420
		5,240,024
Healthcare Revenue Bonds – 22.23%
Apple Valley, Minnesota Economic Development Authority Health Care Revenue
(Augustana Home St. Paul Project) Series A 6.00% 1/1/40	1,000,000	958,480
Bexar County, Texas Health Facilities Development Corporation Revenue (Army Retirement
Residence Project) 5.875% 7/1/30	1,000,000	993,620
Brevard County, Florida Healthcare Facilities Authority Health Care Facilities Revenue (Heath
First Inc. Project) Series B 7.00% 4/1/39	1,000,000	1,092,830
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project)
7.125% 7/1/29	900,000	1,002,870
California Municipal Finance Authority Revenue (Eisenhower Medical Center)
Series A 5.75% 7/1/40	1,750,000	1,696,713
California Statewide Communities Development Authority Revenue (Senior Living-Southern
California) 7.25% 11/15/41	500,000	536,010
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior Housing (St. Clarence -
Geac) Series A 6.25% 5/1/38	1,000,000	827,520
Colorado Health Facilities Authority Revenue (Christian Living Community Project) Series A
5.75% 1/1/37	500,000	451,995
Cumberland County, Pennsylvania Municipal Authority Revenue (Diakon Lutheran Ministries Project)
6.375% 1/1/39	1,000,000	1,016,640

East Rochester, New York Housing Authority Revenue Refunding (Senior Living - Woodland
Village Project) 5.50% 8/1/33	500,000	415,820
Franklin County, Pennsylvania Industrial Development Authority Revenue (Chambersburg Hospital Project)
5.375% 7/1/42	2,000,000	1,977,400
Gainesville & Hall County, Georgia Development Authority Revenue Senior Living Facilities
(Lanier Village Estates Project) Series C 7.25% 11/15/29	1,000,000	1,010,840
Hamden, Connecticut Facilities Revenue (Whitney Center Project) Series A 7.75% 1/1/43	1,000,000	1,068,410
Hawaii Pacific Health Special Purpose Revenue Series A 5.50% 7/1/40	1,250,000	1,214,388
Hawaii State Department Budget & Finance Special Purpose Senior Living Revenue
(Craigside Project) Series A 9.00% 11/15/44	1,000,000	1,145,020
Illinois Finance Authority Revenue
(Admiral at Lake Project) Series A 8.00% 5/15/46	1,500,000	1,485,960
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,139,060
(Silver Cross & Medical Centers) 7.00% 8/15/44	1,000,000	1,069,460
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Healthcare Project) 5.625%
1/1/28	1,000,000	958,140
Indiana Finance Authority Hospital Revenue (King’s Daughters Hospital & Health)
5.50% 8/15/45	1,000,000	882,590
Kentucky Economic Development Finance Authority Hospital Revenue (Owensboro Medical
Health System) Series A 6.50% 3/1/45	1,000,000	1,026,350
Lancaster County, Pennsylvania Hospital Authority Revenue (Brethren Village Project) Series
A 6.375% 7/1/30	725,000	711,058
Lebanon County, Pennsylvania Health Facilities Authority Center Revenue (Pleasant View
Retirement) Series A 5.30% 12/15/26	1,000,000	928,500
Lucas County, Ohio Healthcare Facility Revenue (Lutheran Homes) Series A
7.00% 11/1/45	2,000,000	2,029,799
@Maryland State Health & Higher Educational Facilities Authority Revenue (Doctors
Community Hospital) 5.75% 7/1/38	1,000,000	930,870
Montana Facility Finance Authority Revenue (Sisters Leavenworth) Series A 5.25% 1/1/40	1,250,000	1,299,375
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Meeting-Whitemarsh Continuing Care) 6.25% 2/1/35	1,500,000	1,325,280
New Jersey Health Care Facilities Financing Authority Revenue (St. Josephs Healthcare
System) 6.625% 7/1/38	860,000	884,407
New York State Dormority Authority Revenue Non State Supported Debt (Orange Regional
Medical Center) 6.25% 12/1/37	1,000,000	986,780
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage -
Presbyterian Homes) 5.60% 10/1/36	1,000,000	913,540
North Carolina Medical Care Community Retirement Facilities Revenue
(First Mortgage - Galloway Ridge Project) Series A 6.00% 1/1/39	1,520,000	1,464,064
Orange County, Florida Health Facilities Authority Revenue (Orlando Regional Healthcare)
Series C 5.25% 10/1/35	1,000,000	975,540
Oregon State Facilities Authority Revenue (Samaritan Health Services) Series A 5.25%
10/1/40	1,000,000	982,170
Pennsylvania Economic Development Financing Authority Health System Revenue (Evalbert
Einstein Healthcare) Series A 6.25% 10/15/23	1,000,000	1,060,540
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System) Series A 5.50% 7/1/30	2,000,000	1,872,460
Richland County, Ohio Hospital Facilities Revenue (Medcentral Health System Project)
Series B 6.375% 11/15/30	500,000	505,305
South Carolina Jobs-Economic Development Authority Hospital Revenue (Palmetto Health)
5.75% 8/1/39	1,000,000	992,960
St. Louis Park, Minnesota Health Care Facilities Revenue (Park Nicollet Health Services)
5.75% 7/1/39	1,000,000	1,026,500
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue (Health East Project) 6.00%
11/15/30	2,000,000	1,875,440
St. Johns County, Florida Industrial Development Authority Revenue (Presbyterian Retirement) Series A
5.875% 8/1/40	1,000,000	1,008,340
Travis County, Texas Health Facilities Development Corporation Revenue (Westminister
Manor Project) 7.125% 11/1/40	1,000,000	1,037,250

Washington State Health Care Facilities Authority Revenue (Multicare Health System) Series
B 6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,320,913
Winchester, Virginia Industrial Development Authority Residential Care Facility Revenue
(Westminster-Canterbury Project) Series A 5.30% 1/1/35	1,000,000	872,380
Yavapai County, Arizona Industrial Development Authority Hospital Revenue (Yavapai Medical
Center) Series A 6.00% 8/1/33	1,000,000	1,003,560
		47,977,147
Housing Revenue Bonds – 1.14%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects) Series A 6.40% 8/15/45	1,585,000	1,535,120
North Carolina Housing Finance Agency Homeownership Revenue Series 27-A 5.55%
7/1/38 (AMT)	910,000	928,000
		2,463,120
Lease Revenue Bonds – 4.19%
Capital Area Cultural Education Facilities Finance Corporation Texas Revenue (Roman Catholic
Diocese) Series B 6.125% 4/1/45	1,000,000	986,490
Capital Trust Agency Florida Revenue (Air Cargo - Aero Miami) Series A 5.35% 7/1/29	2,000,000	1,915,660
Guam Government Department of Education Certificates of Participation
(John F. Kennedy High School) Series A 6.875% 12/1/40	2,000,000	2,018,980
Missouri State Development Finance Board Infrastructure Facilities Revenue (Branson
Landing Project) Series A 5.50% 12/1/24	720,000	743,328
New York City, New York Industrial Development Agency Revenue (Queens Baseball Stadium) 5.00%
1/1/46 (AMBAC)	1,200,000	1,028,940
New York City, New York Industrial Development Agency Special Airport Facilities (Airis JFK I, LLC
Project) Series A 5.50% 7/1/28 (AMT)	905,000	809,179
Oklahoma City, Oklahoma Industrial & Cultural Facilities Subordinated (Air Cargo - Obligated
Group) 6.75% 1/1/23 (AMT)	1,160,000	1,063,975
Onondaga County, New York Industrial Development Authority Revenue Subordinated (Air
Cargo Project) 7.25% 1/1/32 (AMT)	500,000	471,225
		9,037,777
§Pre-Refunded/Escrowed to Maturity Bonds – 0.51%
Bexar County, Texas Health Facilities Development Corporation Revenue (Army Retirement
Residence Project) 6.30% 7/1/32-12	1,000,000	1,092,270
		1,092,270
Special Tax Revenue Bonds – 14.18%
Anne Arundel County, Maryland Special Obligation
(National Business Park – North Project) 6.10% 7/1/40	1,500,000	1,467,750
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.875%
9/1/39	1,000,000	900,870
Brooklyn Arena Local Development Corporation, New York Pilot Revenue (Barclays Center Project)
6.25% 7/15/40	3,000,000	3,109,410
6.50% 7/15/30	1,000,000	1,072,400
Chicago, Illinois Tax Increment Allocation (Chatham Ridge Redevelopment Project) 5.95%
12/15/12	750,000	766,275
Dutchess County, New York Local Development Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	2,000,000	1,910,620
Farms New Kent, Virginia Community Development Authority Special Assessment Series C
5.80% 3/1/36	1,000,000	753,280
Henderson, Nevada Local Improvement Districts #T-18 5.30% 9/1/35	660,000	321,248
Lancaster, California Redevelopment Agency Tax Allocation (Combined Redevelopment
Project Areas) 6.875% 8/1/39	500,000	548,480
Manchester, Missouri Tax Increment & Transportation Revenue Refunding (Highway 141
Manchester Road Project) 6.875% 11/1/39	1,250,000	1,247,563
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich Center
Hotel/Conference Project) Series A	500,000	265,800
5.00% 1/1/32
5.125% 1/1/37	870,000	461,091
Nampa Development Corporation Idaho Revenue 5.90% 3/1/30	2,000,000	1,884,080
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/34	965,000	909,291
Norco, California Redevelopment Agency Tax Allocation (Area #1 Project) 6.00% 3/1/36	1,000,000	977,650

Palm Drive Health Care District Parcel Tax Revenue 5.25% 4/1/30	2,000,000	1,483,620
Prescott Valley, Arizona Improvement District Special Assessment (Sewer Collection System
Roadway Repair Project) 7.90% 1/1/12	80,000	82,021
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series K 5.00%
7/1/30	1,855,000	1,814,134
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue
Ω(Capital Appreciation) Series A 6.75% 8/1/32	2,030,000	1,651,344
Series A 5.75% 8/1/37	800,000	826,944
Series C 5.25% 8/1/41	2,000,000	1,978,780
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding &
Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,043,640
@Southwestern Illinois Development Authority Revenue (Local Government Program -
Collinsville Limited Project) 5.35% 3/1/31	500,000	373,365
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue (Shoppes at
North Village Project) Series A
@5.375% 11/1/24	1,000,000	886,170
@5.50% 11/1/27	500,000	434,765
Virgin Islands Public Finance Authority Revenue Matching Fund Loan Note Senior Lien
Series A 5.00% 10/1/29	2,000,000	1,966,320
Winter Garden Village at Fowler Groves Community Development District, Florida Special
Assessment Revenue 5.65% 5/1/37	960,000	878,986
^Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Capital Appreciation-Sales Tax) Subordinate Lien 6.07% 6/1/21	1,090,000	600,786
		30,616,683
State General Obligation Bonds – 2.68%
Guam Government Series A 6.75% 11/15/29	1,565,000	1,697,258
Minnesota State Variable Series A 5.00% 8/1/24	3,000,000	3,391,800
Puerto Rico Commonwealth Refunding (Public Improvement) Series C 6.00% 7/1/39	675,000	704,383
		5,793,441
Transportation Revenue Bonds – 5.16%
Branson, Missouri Regional Airport Transportation Development District (Airport Project)
Series A 6.00% 7/1/37	500,000	267,585
Maryland State Economic Development Corporation Revenue (Transportation Facilities
Project) Series A 5.75% 6/1/35	1,000,000	1,008,000
Regional Transportation District Colorado Private Activity Revenue (Denver Transfers
Partners) 6.00% 1/15/41	1,500,000	1,511,865
Sacramento County, California Airport System Revenue (PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,062,440
St. Louis, Missouri Airport Revenue (Lambert-St Louis International) Series A-1 6.625%
7/1/34	1,090,000	1,133,262
Texas Private Activity Bond Surface Transportation Corporation Senior Lien
(LBJ Infrastructure) 7.00% 6/30/40	4,000,000	4,144,440
(Mobility Partners) 6.875% 12/31/39	1,960,000	2,019,153
		11,146,745
Water & Sewer Revenue Bonds – 0.76%
Guam Government Water and Waste Water System Revenue 5.625% 7/1/40	1,755,000	1,650,227
		1,650,227
Total Municipal Bonds (cost $216,893,807)		214,177,321
ΔShort-Term Investments – 1.44%
Variable Rate Demand Notes – 1.44%
Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority Health Care System
Revenue (Allina Health System)
Series B-1 0.29% 11/15/35	1,300,000	1,300,000
Series B-2 0.27% 11/15/35	1,000,000	1,000,000
Southeastern Pennsylvania Transportation Authority Revenue 0.28% 3/1/22	800,000	800,000
Total Short-Term Investments (cost $3,100,000)		3,100,000

Total Value of Securities – 100.66%
(cost $219,993,807)		217,277,321
Liabilities Net of Receivables and Other Assets (See Notes) – (0.66%)		(1,428,462)
Net Assets Applicable to 22,264,579 Shares Outstanding – 100.00%		$215,848,859

@Illiquid security. At November 30, 2010, the aggregate amount of illiquid securities was $2,625,170, which represented 1.22% of the Fund's net assets. See Note 3 in "Notes."
§Pre-Refunded/Escrowed to Maturity bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
•Variable rate security. The rate shown is the rate as of November 30, 2010. Interest rates reset periodically.
^Zero coupon security. The rate shown is the yield at the time of purchase.
ΔTax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of abbreviations:
ACA – Insured by American Capital Access
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
CDFI – Community Development Financial Institutions
XLCA – Insured by XL Capital Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware National High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2007 – August 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At November 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At November 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$219,993,807
Aggregate unrealized appreciation	5,117,037
Aggregate unrealized depreciation	(7,833,523)
Net unrealized depreciation	$(2,716,486)

For federal income tax purposes, at August 31, 2010, capital loss carryforwards of $2,342,205 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $631,027 expires in 2011, $980,742 expires in 2012, $355,701 expires in 2015 and $374,735 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g. equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of November 30, 2010:

Level 2
Municipal Bonds	$214,177,321
Short-Term Investments	3,100,000
Total	$217,277,321

There were no Level 1 or Level 3 securities at the beginning or end of the period.

Management has evaluated the impact of this update on its disclosures and determined that there were no transfers of securities between Level 1 investments, Level 2 investments of Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2010, 2.65% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa 3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to November 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free California Fund

November 30, 2010

	Principal
	Amount	Value
Municipal Bonds – 98.38%
Corporate Revenue Bonds – 6.42%
•California Pollution Control Financing Authority Environmental I Municipal Revenue
(BP West Coast Products, LLC) 2.60% 12/1/46	$500,000	$500,720
#California Pollution Control Financing Authority Water Facilities Revenue
(American Water Capital Project) 144A 5.25% 8/1/40	1,000,000	956,520
Chula Vista Industrial Development Revenue (San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	1,092,570
Golden State Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47	2,000,000	1,435,960
M-S-R Energy Authority Gas Revenue Series A 6.50% 11/1/39	1,000,000	1,088,600
Puerto Rico Ports Authority Special Facilities Revenue (American Airlines) Series A
6.30% 6/1/23 (AMT)	825,000	730,298
		5,804,668
Education Revenue Bonds – 8.69%
California Educational Facilities Authority Revenue
(University of the Pacific) 5.50% 11/1/39	1,000,000	1,001,350
(Woodbury University) 5.00% 1/1/36	1,000,000	869,940
California Municipal Finance Authority Educational Revenue
(American Heritage Foundation Project) Series A 5.25% 6/1/36	1,000,000	820,740
California Statewide Communities Development Authority Revenue
(California Baptist University Project) Series A 5.50% 11/1/38	1,000,000	865,010
(Viewpoint School Project) 5.75% 10/1/33 (ACA)	1,000,000	912,400
California Statewide Communities Development Authority School Facility Revenue
(Aspire Public Schools Project) 6.00% 7/1/40	1,000,000	924,770
California Statewide Communities Development Authority Student Housing Revenue
(East Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	1,000,000	927,850
San Diego County Certificates of Participation (University of San Diego) 5.375% 10/1/41	1,000,000	976,380
University of California Revenue (Multiple Purpose Projects) Series L 5.00% 5/15/19	500,000	557,245
		7,855,685
Electric Revenue Bonds – 6.42%
Chino Basin Regional Financing Authority Revenue Series A 5.00% 11/1/24 (AMBAC)	845,000	886,751
Puerto Rico Electric Power Authority Revenue
Series WW 5.50% 7/1/38	400,000	404,676
Series XX 5.75% 7/1/36	1,000,000	1,032,670
Southern California Public Power Authority Revenue (Transmission Project) Series A 5.00% 7/1/22	1,000,000	1,083,900
Turlock Irrigation District Revenue Series A 5.00% 1/1/30	1,335,000	1,359,338
Vernon Electric System Revenue Series A 5.125% 8/1/21	1,000,000	1,030,920
		5,798,255
Healthcare Revenue Bonds – 14.23%
Association Bay Area Governments Finance Authority for California Nonprofit Corporations
(San Diego Hospital Association) Series A 6.125% 8/15/20	1,155,000	1,169,634
(Sharp Health Care) Series B 6.25% 8/1/39	1,000,000	1,086,250
California Health Facilities Financing Authority Revenue
(Catholic Health Care West)
Series A 6.00% 7/1/39	1,000,000	1,044,930
Series E 5.625% 7/1/25	1,000,000	1,057,450
Series G 5.25% 7/1/23	1,000,000	1,023,710
(Children’s Hospital Orange County) Series A 6.50% 11/1/38	1,000,000	1,045,320
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,033,450
(The Episcopal Home) Series A 5.30% 2/1/32 (RADIAN)	1,000,000	943,470
California Infrastructure & Economic Development Bank Revenue (Kaiser Hospital Associates I, LLC)
Series A 5.55% 8/1/31	1,000,000	1,013,760
California Municipal Finance Authority Revenue (Eisenhower Medical Center) Series A
5.75% 7/1/40	1,000,000	969,550
California Statewide Communities Development Authority Revenue
(Kaiser Performance) Series A 5.00% 4/1/19	1,000,000	1,091,720
(Southern California Senior Living) 7.25% 11/15/41	500,000	536,010
(Valleycare Health Systems) Series A 5.125% 7/15/31	1,000,000	842,930
		12,858,184

Housing Revenue Bonds – 7.58%
California Housing Finance Agency Revenue (Home Mortgage)
Series K 5.30% 8/1/23 (AMT)	1,000,000	985,430
Series M 5.95% 8/1/25 (AMT)	990,000	1,026,689
California Municipal Finance Authority Mobilehome Park Revenue
(Caritas Projects) Series A 6.40% 8/15/45	1,000,000	968,530
California Statewide Communities Development Multifamily Housing Authority Revenue
(Citrus Gardens Apartments) Series D-1 5.375% 7/1/32	1,000,000	905,800
•(Silver Ridge Apartments) Series H 5.80% 8/1/33 (FNMA) (AMT)	1,000,000	1,022,290
Palm Springs Mobile Home Park Revenue (Sahara Mobile Home Park) Series A 5.75% 5/15/37	1,000,000	970,890
Santa Clara County Multifamily Housing Authority Revenue (Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	1,000,000	974,190
		6,853,819
Lease Revenue Bonds – 7.10%
California State Public Works Board Lease Revenue (General Services) Series A 6.25% 4/1/34	1,000,000	1,041,040
Elsinore Valley Municipal Water District Certificates of Participation Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,070,250
Franklin-McKinley School District Certificates of Participation (Financing Project) Series B
5.00% 9/1/27 (AMBAC)	1,060,000	1,066,275
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
•Series M-2 5.50% 7/1/35 (AMBAC)	700,000	758,135
San Diego Public Facilities Financing Authority Lease Revenue (Master Project) Series A
5.25% 3/1/40	1,000,000	954,670
San Mateo Joint Powers Financing Authority Lease Revenue (Capital Projects) Series A
5.25% 7/15/26	1,000,000	1,069,470
ΩSan Mateo Unified High School District Certificates of Participation Capital Appreciation
(Partnership Phase I Projects) Series B 5.00% 12/15/43 (AMBAC)	1,000,000	458,310
		6,418,150
Local General Obligation Bonds – 5.70%
^Anaheim School District Election 2002 4.58% 8/1/25 (NATL-RE)	1,000,000	398,740
Central Unified School District Election 2008 Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,075,120
Fairfield-Suisun Unified School District Election 2002 5.50% 8/1/28 (NATL-RE)	500,000	520,620
Grossmont Union High School District Election 2004 5.00% 8/1/23 (NATL-RE)	1,000,000	1,040,690
Santa Barbara Community College District Election 2008 Series A 5.25% 8/1/33	1,000,000	1,039,250
Sierra Joint Community College Improvement District #2 (Western Nevada) Series A
5.25% 8/1/21 (BHAC) (FGIC)	1,000,000	1,078,090
		5,152,510
§Pre-Refunded Bonds – 2.98%
California Department of Water Resources (Central Valley Project) Series X
5.00% 12/1/29-12 (NATL-RE) (FGIC)	5,000	5,440
Prerefunded 2010 (Water System) 5.00% 12/1/29-12 (NATL-RE) (FGIC)	255,000	277,042
Commerce Joint Powers Financing Authority Revenue (Redevelopment Projects) Series A
5.00% 8/1/28-13 (RADIAN)	60,000	66,746
Golden State Tobacco Securitization Corporation Settlement Revenue (Asset-Backed Senior Notes) Series B
5.50% 6/1/43-13 (RADIAN) (IBC)	1,000,000	1,109,880
5.625% 6/1/33-13	1,000,000	1,112,960
Port Oakland Revenue Series L 5.375% 11/1/27-12 (NATL-RE) (FGIC) (AMT)	110,000	120,027
		2,692,095
Resource Recovery Revenue Bond – 1.14%
South Bayside Waste Management Authority Revenue (Shoreway Environmental Center) Series A
6.00% 9/1/36	1,000,000	1,026,230
		1,026,230
Special Tax Recovery Bonds – 20.37%
California State Economic Recovery Refunding Series A 5.25% 7/1/21	1,000,000	1,108,440
Commerce Joint Powers Financing Authority Revenue (Redevelopment Projects)
Un-Refunded Balance Series A 5.00% 8/1/28 (RADIAN)	940,000	822,585
Fremont Community Facilities District #1 (Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	911,160
Glendale Redevelopment Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project) 5.50% 12/1/24	1,000,000	1,001,770
Lake Elsinore Public Financing Authority Tax Allocation Series A 5.50% 9/1/30	1,000,000	960,360
Lammersville School District Community Facilities District #2002 (Mountain House) 5.125% 9/1/35	500,000	409,035
Lancaster Redevelopment Agency Tax Allocation Revenue
(Combined Redevelopment Project Areas) 6.875% 8/1/39	5000,000	548,480
@Modesto Special Tax Community Facilities District #04-1 (Village 2) 5.15% 9/1/36	1,000,000	740,810
Poway Redevelopment Agency Tax Allocation Revenue 5.75% 6/15/33 (NATL-RE)	270,000	262,194
Poway Unified School District Community Facilities District #1 Special Tax Refunding
5.00% 10/1/17 (AGM)	1,000,000	1,135,840
Puerto Rico Sales Tax Financing Corporation Revenue First Subordinates
ΩCapital Appreciation Series A 6.75% 8/1/32	2,040,000	1,659,479
Series A 5.25% 8/1/27	1,000,000	1,030,820
Series A 5.50% 8/1/42	1,000,000	1,012,850

Series A 5.75% 8/1/37	790,000	816,607
Series C 6.00% 8/1/39	700,000	743,169
Riverside County Redevelopment Agency Tax Allocation Housing Series A 6.00% 10/1/39	1,000,000	995,150
Roseville Westpark Special Tax Public Community Facilities District #1 5.25% 9/1/37	500,000	400,365
San Bernardino County Special Tax Community Facilities District #2002-1 5.90% 9/1/33	2,000,000	1,910,719
San Diego Redevelopment Agency Tax Allocation Revenue
(Naval Training Center) Series A 5.75% 9/1/40	1,000,000	949,490
Virgin Islands Public Finance Authority Revenue (Senior Lien-Matching Fund Loan Note)
Series A 5.00% 10/1/29	1,000,000	983,160
		18,402,483
State General Obligation Bonds – 9.13%
California State Various Purposes
5.25% 3/1/30	1,000,000	1,003,920
6.00% 4/1/38	515,000	539,524
Guam Government Series A 6.75% 11/15/29	1,755,000	1,903,315
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/15	1,000,000	1,076,640
Series C 6.00% 7/1/39	675,000	704,383
State of California 5.25% 11/1/40	2,000,000	1,951,280
State of California Various Purposes 6.00% 3/1/33	1,000,000	1,069,060
		8,248,122
Transportation Revenue Bonds – 6.57%
Bay Area Toll Bridge Authority Revenue (San Francisco Bay Area) Series F-1 5.625% 4/1/44	1,000,000	1,051,500
Long Beach (Airport Senior) Series A 5.00% 6/1/40	1,000,000	951,910
Port Oakland Revenue Series L 5.375% 11/1/27 (NATL-RE) (FGIC) (AMT)	890,000	894,788
Sacramento County Airport Services Revenue (PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,062,440
San Diego County Regional Airport Authority Revenue Series A 5.00% 7/1/40	1,000,000	974,340
San Diego Redevelopment Agency (Centre City Redevelopment Project) Series A 6.40% 9/1/25	1,000,000	1,000,090
		5,935,068
Water & Sewer Revenue Bonds – 2.05%
California State Department of Water Resources Systems Revenue
(Central Valley Project) Series A 5.00% 12/1/24	1,000,000	1,084,290
Unrefunded 5.00% 12/1/29-12 (NATL-RE) (FGIC)	740,000	764,361
		1,848,651
Total Municipal Bonds (cost $88,569,552)		88,893,920

	Number of
	Shares
Short-Term Investment – 0.44%
Money Market Instrument – 0.44%
Federated California Municipal Cash Trust	401,581	401,581
Total Short-Term Investment (cost $401,581)		401,581

Total Value of Securities – 98.82%
(cost $88,971,133)		89,295,501
Receivables and Other Assets Net of Liabilities (See Notes) – 1.18%		1,066,070
Net Assets Applicable to 8,153,100 Shares Outstanding – 100.00%		$90,361,571

•Variable rate security. The rate shown is the rate as of November 30, 2010. Interest rates reset periodically.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2010, the aggregate amount of Rule 144A securities was $956,520, which represented 1.06% of the Fund’s net assets. See Note 3 in "Notes."
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^Zero coupon security. The rate shown is the yield at the time of purchase.
§Pre-Refunded bonds. Municipals bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
@Illiquid security. At November 30, 2010, the aggregate amount of illiquid securities was $740,810, which represented 0.82% of the Fund’s net assets. See Note 3 in “Notes.”

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
BHAC – Insured by the Berkshire Hathaway Assurance Company
FGIC – Insured by the Financial Guaranty Insurance Company
FNMA – Federal National Mortgage Association collateral
IBC – Insured by Integrity Building Corporation
NATL-RE – Insured by the National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free California Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2007 – August 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At November 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At November 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$88,971,133
Aggregate unrealized appreciation	$2,832,653
Aggregate unrealized depreciation	(2,508,285)
Net unrealized appreciation	$324,368

For federal income tax purposes, at August 31, 2010, capital loss carryforwards of $10,217 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2016.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2010:

	Level 1	Level 2	Total
Municipal Bonds	$-	$88,893,920	$88,893,920
Short-Term Investments	401,581	-	401,581
Total	$401,581	$88,893,920	$89,295,501

There were no Level 3 securities at the beginning or end of the period.

During the period ended November 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in California. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2010, 18.37% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities and illiquid securities have been identified on the schedule of investments.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to November 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Idaho Fund

November 30, 2010

	Principal
	Amount	Value
Municipal Bonds – 99.78%
Corporate Revenue Bonds – 5.83%
Nez Perce County Pollution Control Revenue (Potlatch Project) 6.00% 10/1/24	$2,535,000	$2,386,525
Power County Industrial Development Revenue (FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,001,060
Power County Pollution Control Revenue (FMC Project) 5.625% 10/1/14	2,475,000	2,460,917
Puerto Rico Ports Authority Revenue (American Airlines Special Facilities) Series A 6.30% 6/1/23 (AMT)	1,295,000	1,146,347
		7,994,849
Education Revenue Bonds – 11.02%
Boise State University Revenue
5.00% 4/1/17 (AMBAC)	500,000	528,210
Series A 4.25% 4/1/32 (NATL-RE)	1,500,000	1,423,170
Series A 5.00% 4/1/18 (NATL-RE) (FGIC)	1,500,000	1,602,630
Series A 5.00% 4/1/39	1,000,000	1,023,200
Un-Refunded Series 07 5.375% 4/1/22 (FGIC)	10,000	10,420
Idaho Housing & Financing Association Nonprofit Facilities Revenue
(North Star Charter School Project) Series A 9.50% 7/1/39	1,000,000	1,140,470
Idaho State University Revenue Refunding & Improvement
5.00% 4/1/20 (AGM)	1,130,000	1,208,840
5.00% 4/1/23 (AGM)	2,115,000	2,171,365
University Idaho (General Refunding)
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,213,572
•Series B 4.50% 4/1/41 (AGM)	1,000,000	1,064,700
Series B 5.00% 4/1/28	1,000,000	1,044,690
Series B 5.00% 4/1/32	500,000	511,580
•Series 2011 5.25% 4/1/41	2,000,000	2,183,399
		15,126,246
Electric Revenue Bonds – 6.11%
Boise-Kuna Idaho Irrigation District Revenue (Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,060,290
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	210,000	200,775
Series WW 5.50% 7/1/38	400,000	404,676
Series XX 5.25% 7/1/40	4,170,000	4,126,548
Series ZZ 5.25% 7/1/26	2,500,000	2,585,525
		8,377,814
Healthcare Revenue Bonds – 6.12%
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series A
6.50% 11/1/23	250,000	280,303
6.75% 11/1/37	1,250,000	1,370,150
(St. Luke’s Medical Center Project) 5.00% 7/1/35 (AGM)	2,500,000	2,500,825
(Trinity Health Credit Group)
Series B 6.125% 12/1/28	1,000,000	1,097,630
Series D 4.50% 12/1/37	3,360,000	3,150,369
		8,399,277
Housing Revenue Bonds – 6.77%
Idaho Housing Agency Single Family Mortgage Revenue
Series A 6.05% 7/1/13 (AMBAC) (FHA) (VA) (AMT)	10,000	10,019
Series A 6.10% 7/1/16 (FHA) (VA) (AMT)	20,000	20,033
Series B 6.45% 7/1/15 (AMT)	10,000	10,021
Series C-2 6.35% 7/1/15 (AMT)	10,000	10,020
Series E 6.35% 7/1/15 (FHA) (AMT)	15,000	15,030
Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)	55,000	55,105
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A Class II 4.375% 7/1/32	1,000,000	945,800
Series B Class I 5.00% 7/1/37 (AMT)	815,000	805,513
Series B Class I 5.50% 7/1/38	900,000	932,967
Series C Class II 4.95% 7/1/31	1,000,000	1,010,270
Series C Class III 5.35% 1/1/25 (AMT)	215,000	218,208
Series D Class III 5.45% 7/1/23 (AMT)	750,000	766,080
Series E 4.85% 7/1/28 (AMT)	1,475,000	1,468,039
Series E Class III 4.875% 1/1/26 (AMT)	140,000	140,328
Series E Class III 5.00% 1/1/28 (AMT)	865,000	861,618
Series I Class I 5.45% 1/1/39 (AMT)	1,000,000	1,003,030

Puerto Rico Housing Finance Authority Subordinate-Capital Foundation Modernization
5.125% 12/1/27	1,000,000	1,013,760
		9,285,841
Lease Revenue Bonds – 3.20%
Boise City Certificate of Participation 5.375% 9/1/20 (NATL-RE) (FGIC) (AMT)	2,100,000	2,104,767
Boise City Revenue Series A 5.375% 12/1/31 (NATL-RE)	500,000	514,485
Idaho State Building Authority Revenue
Series A 5.00% 9/1/43 (XLCA)	1,000,000	1,001,820
Series B 5.00% 9/1/21 (NATL-RE)	750,000	769,305
		4,390,377
Local General Obligation Bonds – 20.19%
Ada & Canyon Counties Joint School District #2 Meridian (School Board Guaranteed Program)
4.50% 7/30/22	1,500,000	1,649,445
4.75% 2/15/20	1,000,000	1,079,470
5.50% 7/30/16	1,305,000	1,557,687
Bannock County School District #025 (Pocatello Idaho School Board Guaranteed Program)
5.00% 8/15/15	1,040,000	1,176,958
5.00% 8/15/16	1,100,000	1,234,112
Boise City Independent School District 5.00% 8/1/24 (AGM)	1,500,000	1,633,380
Canyon County School District #132 Caldwell
5.00% 7/30/15 (NATL-RE) (FGIC)	2,000,000	2,266,200
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,923,047
Series A 5.00% 9/15/23 (AGM)	1,810,000	2,001,335
Idaho Board Bank Authority Revenue
Series A 5.00% 9/15/28	1,250,000	1,345,163
Series A 5.25% 9/15/26	2,000,000	2,220,260
Series C 4.00% 9/15/29	1,320,000	1,323,340
Lemhi County 5.20% 8/1/27 (AGM)	2,145,000	2,251,607
Nampa City Series B 5.00% 8/1/21 (NATL-RE) (FGIC)	2,475,000	2,615,282
Power & Cassia Counties Joint School District #381 American Falls 5.00% 8/1/17	1,155,000	1,189,038
Twin Falls County School District #413 Filer 5.25% 9/15/25	2,000,000	2,238,940
		27,705,264
§Pre-Refunded Bonds – 4.16%
Ada & Canyon Counties Joint School District #2 Meridian (School Board Guaranteed Program)
5.00% 7/30/20-12	1,555,000	1,666,633
Un-Refunded 5.00% 7/30/20-12	600,000	643,074
Boise State University Revenue Refunding & Improvement 5.125% 4/1/31-12 (FGIC)	1,000,000	1,061,710
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series D 5.25% 7/1/38-12	1,000,000	1,070,900
Puerto Rico Electric Power Authority Revenue Series NN 5.125% 7/1/29-13	105,000	116,843
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series I 5.50% 7/1/23-14	1,000,000	1,147,250
		5,706,410
Special Tax Revenue Bonds – 19.42%
Coeur D'Alene Local Improvement District #6
Series 1997 6.10% 7/1/12	40,000	40,127
Series 1998 6.10% 7/1/14	45,000	45,119
Idaho Board Bank Authority Revenue Series B
4.125% 9/15/36 (NATL-RE)	755,000	696,299
5.00% 9/15/30 (NATL-RE)	725,000	754,689
Ketchum Urban Renewal Agency 5.50% 10/15/34	1,500,000	1,430,940
Nampa Development Corporation Revenue 5.90% 3/1/30	3,000,000	2,826,120
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series K 5.00% 7/1/30	890,000	870,393
Series W 5.50% 7/1/15	175,000	190,255
Puerto Rico Sales Tax Financing Corporate Revenue First Subordinate
ΩCapital Appreciation Series A 6.75% 8/1/32	5,040,000	4,099,888
Series A 5.25% 8/1/27	3,000,000	3,092,460
Series A 5.50% 8/1/42	3,000,000	3,038,550
Series A 5.75% 8/1/37	2,660,000	2,749,589
Series C 5.25% 8/1/41	1,500,000	1,484,085
Series C 5.50% 8/1/28	1,400,000	1,461,670
Series C 6.00% 8/1/39	1,000,000	1,061,670
Virgin Islands Public Finance Authority Revenue (Senior Lien-Matching Fund Loan Note) Series A
5.00% 10/1/29	1,500,000	1,474,740
5.25% 10/1/20	500,000	518,395
5.25% 10/1/24	800,000	807,128
		26,642,117

State General Obligation Bonds – 6.49%
Guam Government Series A 6.75% 11/15/29	1,565,000	1,697,258
Puerto Rico Commonwealth Government Development Bank Refunding Remarketed 4.75% 12/1/15 (NATL-RE)	1,000,000	1,033,600
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/22	1,000,000	1,013,330
Series C 6.00% 7/1/39	1,500,000	1,565,295
Un-Refunded Balance Series A
5.00% 7/1/34	1,855,000	1,775,680
5.125% 7/1/31	1,815,000	1,816,216
		8,901,379
Transportation Revenue Bonds – 7.00%
Idaho Housing & Finance Association Grant Revenue (Anticipated Federal Highway Trust)
4.00% 7/15/17	500,000	548,305
4.75% 7/15/19	1,410,000	1,588,718
5.00% 7/15/24 (NATL-RE)	2,000,000	2,098,740
5.25% 7/15/20 (ASSURED GTY)	2,750,000	3,102,082
5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,609,875
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Un-Refunded Balance
Series G 5.00% 7/1/33	690,000	663,773
		9,611,493
Water & Sewer Revenue Bonds – 3.47%
Guam Government Waterworks Authority 5.625% 7/1/40	1,565,000	1,471,570
Idaho Bond Bank Authority Revenue Series C 5.375% 9/15/38	1,000,000	1,055,890
Moscow Sewer Revenue 5.00% 11/1/22 (AGM)	2,175,000	2,231,158
		4,758,618
Total Municipal Bonds (cost $132,981,923)		136,899,685

	Number of
	Shares
Short-Term Investment – 0.39%
Money Market Instrument – 0.39%
Dreyfus Cash Management Fund	531,310	531,310
Total Short-Term Investment (cost $531,310)		531,310

Total Value of Securities – 100.17%
(cost $133,513,233)		137,430,995
Liabilities Net of Receivables and Other Assets (See Notes) – (0.17%)		(229,159)
Net Assets Applicable to 11,746,497 Shares Outstanding – 100.00%		$137,201,836

•Variable rate security. The rate shown is the rate as of November 30, 2010. Interest rates reset periodically.
§Pre-Refunded Bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of Abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
NATL-RE – Insured by the National Public Finance Guarantee Corporation
VA – Veterans Administration Collateral
XLCA – Insured by XL Capital Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free Idaho Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2007 – August 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At November 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At November 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$133,513,233
Aggregate unrealized appreciation	$4,822,770
Aggregate unrealized depreciation	(905,008)
Net unrealized appreciation	$3,917,762

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g. equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of November 30, 2010:

	Level 1	Level 2	Total
Municipal Bonds	$-	$136,899,685	$136,899,685
Short-Term Investment	531,310	-	531,310
Total	$531,310	$136,899,685	$137,430,995

There were no Level 3 securities at the beginning or end of the period.

During the period ended November 30, 2010 there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in Idaho. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2010, 29.40% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond and contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to November 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free New York Fund

November 30, 2010

	Principal
	Amount	Value
Municipal Bonds– 99.20%
Corporate Revenue Bonds – 6.54%
Jefferson County Industrial Development Agency Solid Waste Disposal (International Paper)
Series A 5.20% 12/1/20 (AMT)	$350,000	$345,174
Liberty Development Corporation Revenue (Goldman Sachs Headquarters) 5.25% 10/1/35	750,000	754,094
Nassau County Tobacco Settlement Refunding (Asset-Backed) Series A-3 5.125% 6/1/46	600,000	447,114
•New York City Industrial Development Agency Special Facilities Revenue
(American Airlines-JFK International Airport)
7.625% 8/1/25 (AMT)	250,000	262,445
7.75% 8/1/31 (AMT)	250,000	262,695
New York Energy Research & Development Authority Pollution Control Revenue Refunding
(Central Hudson Gas) Series A 5.45% 8/1/27 (AMBAC)	500,000	508,355
New York Liberty Development Corporation Revenue (Second Priority-Bank American Tower)
5.625% 7/15/47	500,000	514,520
Suffolk County Industrial Development Agency Revenue (Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	241,700
TSASC Tobacco Settlement Refunding (Asset-Backed) Series 1 5.125% 6/1/42	250,000	194,323
		3,530,420
Education Revenue Bonds – 24.98%
Albany Industrial Development Agency Civic Facilities Revenue (Brighter Choice Charter School)
Series A 5.00% 4/1/37	250,000	203,258
Dutchess County Industrial Development Agency (Marist College) 5.00% 7/1/20	500,000	515,485
Hempstead Town Local Development Corporation Revenue (Molloey College Project) 5.75% 7/1/23	400,000	440,052
Madison County Capital Resource Corporation Revenue (Colgate University Project)
Series A 5.00% 7/1/28	400,000	426,816
Madison County Industrial Development Agency Civic Facility Revenue (Colgate University Project)
Series A 5.00% 7/1/39 (NATL-RE)	400,000	403,440
•New York City Trust for Cultural Resources Revenue (Julliard School) Series C 2.10% 4/1/36	500,000	504,700
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 7/1/23	500,000	534,125
(Pratt Institute) Series C 5.125% 7/1/39 (ASSURED GTY)	300,000	304,461
•Series B 5.25% 11/15/23	250,000	263,370
Series B 7.50% 5/15/11	125,000	128,838
New York State Dormitory Authority Revenue Non-State Supported Debt
(Brooklyn Law School) 5.75% 7/1/33	340,000	362,372
(Cornell University) Series A
4.75% 7/1/29	100,000	103,526
5.00% 7/1/34	170,000	176,914
5.00% 7/1/39	500,000	516,725
5.00% 7/1/40	500,000	518,285
(Manhattan Marymount) 5.00% 7/1/24	350,000	351,806
(Mt. Sinai School Medicine)
5.125% 7/1/39	500,000	495,900
Series A 5.00% 7/1/21	685,000	735,401
(New York University) Series A
5.25% 7/1/34	500,000	522,640
5.25% 7/1/48	400,000	411,060
(Rockefeller University) Series A 5.00% 7/1/27	250,000	273,040
(St. Josephs College) 5.25% 7/1/25	500,000	509,165
(Teachers College) 5.50% 3/1/39	250,000	260,405
(University of Rochester) Series A
5.125% 7/1/39	250,000	255,740
Ω4.375% 7/1/20	250,000	250,195
Onondaga Civic Development Corporation Revenue (Le Moyne College Project) 5.20% 7/1/29	500,000	488,335
Onondaga County Trust for Cultural Research Revenue (Syracuse University Project)
Series B 5.00% 12/1/19	350,000	405,468
St. Lawrence County Industrial Development Agency Civic Faculty Revenue (St. Lawrence University)
Series A 5.00% 10/1/16	500,000	570,680
Suffolk County Industrial Development Agency Civic Faculty Revenue Refunding
(New York Institute of Technology Project) Series A 5.00% 3/1/26	600,000	600,749
Troy Capital Resource Corporation Revenue (Rensselaer Polytechnic) Series A 5.125% 9/1/40	500,000	499,580
Yonkers Economic Development Corporation Educational Revenue
(Charter School of Educational Excellence) Series A 6.25% 10/15/40	600,000	574,200

Yonkers Industrial Development Agency Civic Faculty Revenue (Sarah Lawrence)
Series A 6.00% 6/1/29	325,000	344,286
		13,481,131
Electric Revenue Bonds – 4.95%
Long Island Power Authority New York Electric System Revenue
Series A 5.75% 4/1/39	350,000	369,397
Series B 5.75% 4/1/33	250,000	265,613
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	100,000	95,607
Series WW 5.00% 7/1/28	190,000	189,552
Series WW 5.50% 7/1/38	200,000	202,338
Series XX 5.75% 7/1/36	1,000,000	1,032,669
Series ZZ 5.25% 7/1/26	500,000	517,105
		2,672,281
Healthcare Revenue Bonds – 9.98%
Albany Industrial Development Agency Civic Facility Revenue (St. Peter's Hospital Project)
Series A 5.25% 11/15/32	500,000	473,800
East Rochester Housing Authority Revenue Refunding (Senior Living-Woodland Village Project)
5.50% 8/1/33	200,000	166,328
Monroe County Industrial Development Corporation Insured Mortgage Revenue
(University Hospital of Rochester Project) 5.50% 8/15/40 (FHA)	600,000	634,230
New York City Health & Hospital Corporation Revenue (Health System) Series A 5.00% 2/15/30	500,000	511,450
New York Dormitory Authority Revenue
(Catholic Health Long Island Obligation Group) 5.00% 7/1/27	400,000	400,112
(Chapel Oaks) 5.45% 7/1/26 (LOC, Allied Irish Bank)	450,000	450,450
(Winthrop South Nassau Hospital) Series B 5.50% 7/1/23	500,000	508,090
New York Dormitory Authority Revenue Non-State Supported Debt
(Memorial Sloan-Kettering)
Series 1 5.00% 7/1/35	225,000	227,338
Series A-2 5.00% 7/1/26	500,000	523,915
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	614,904
(North Shore Long Island Jewish Group) Series A 5.50% 5/1/37	500,000	509,760
(Orange Regional Medical Center) 6.125% 12/1/29	365,000	365,343
		5,385,720
Housing Revenue Bonds – 2.29%
New York City Housing Development Multifamily Housing Revenue Series G-1 4.875% 11/1/39 (AMT)	250,000	243,005
New York Mortgage Agency Revenue 44th Series 4.35% 10/1/24 (AMT)	500,000	487,280
New York State Housing Finance Agency Revenue (Affordable Housing) Series A 5.25% 11/1/4	500,000	505,740
		1,236,025
Lease Revenue Bonds – 7.76%
Battery Park City Authority Revenue Series A 5.00% 11/1/26	250,000	261,978
Erie County Industrial Development Agency School Faculty Revenue (City School District Buffalo)
Series A 5.25% 5/1/25	500,000	534,330
Hudson Yards Infrastructure Revenue Series 5.00% 2/15/47	500,000	485,870
New York City Industrial Development Agency Revenue
(Queens Baseball Stadium-Pilot) 5.00% 1/1/46 (AMBAC)	500,000	428,725
(Yankee Stadium Project-Pilot) 5.00% 3/1/46 (FGIC)	300,000	286,323
New York City Industrial Development Agency Special Airport Facility Revenue (Airis JFK I Project)
Series A 5.50% 7/1/28 (AMT)	500,000	447,060
Onondaga County Industrial Development Authority Revenue Subordinated (Air Cargo)
7.25% 1/1/32 (AMT)	500,000	471,225
Tobacco Settlement Financing Authority Revenue (Asset-Backed) Series B-1C
5.50% 6/1/20	200,000	214,988
5.50% 6/1/21	500,000	535,240
United Nations Development Corporation Revenue Refunding Series A 5.00% 7/1/26	500,000	523,610
		4,189,349
Local General Obligation Bonds – 3.22%
New York City
Series C-1 5.00% 10/1/19	500,000	556,470
Series D 5.00% 11/1/34	125,000	127,588
Series I-1 5.375% 4/1/36	500,000	524,255
New York State Dormitory Authority Revenue Non-State Supported Debt (School Districts-Financing Program)
Series A 5.00% 10/1/25 (AGM)	500,000	532,345
		1,740,658
§Pre-Refunded Bonds – 3.25%
Albany Parking Authority Revenue Series A 5.625% 7/15/25-11	280,000	292,253
New York Dormitory Authority Revenue (North Shore Long Island Jewish Group Project)
5.50% 5/1/33-13	500,000	557,575

Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series Y 5.50% 7/1/36-16	475,000	577,433
Puerto Rico Commonwealth Series B 5.25% 7/1/32-16	155,000	186,355
Puerto Rico Electric Power Authority Revenue Series NN 5.125% 7/1/29-13	125,000	139,099
		1,752,715
Special Tax Revenue Bonds – 20.60%
Brooklyn Arena Local Development Corporation Pilot Revenue (Barclays Center Project)
6.50% 7/15/30	500,000	536,200
Metropolitan Transportation Authority Revenue
(Dedicated Tax Fund) Series B
5.00% 11/15/34	500,000	514,910
5.25% 11/15/22	500,000	554,405
New York City Transitional Finance Authority Revenue (Subordinated Future Tax Secured)
Series B 5.00% 11/1/18	500,000	574,820
New York City Trust for Cultural Resources Revenue Refunding
(American Museum of National History) Series A 5.00% 7/1/44 (NATL-RE)	250,000	251,495
(Museum Modern Art) Series A1
5.00% 10/1/17	450,000	530,114
5.00% 4/1/31	250,000	261,778
New York Dormitory Authority State Personal Income Tax Revenue Series C 5.00% 3/15/15	250,000	284,923
New York Dormitory Authority State Supported Debt Revenue (Consolidated Services Contract)
5.00% 7/1/17 (AGM)	500,000	573,370
New York Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	500,000	538,400
New York State Dormitory Authority State Personal Income Tax Revenue (General Purpose)
Series E 5.00% 2/15/40	500,000	512,010
New York State Thruway Authority State Personal Income Tax Revenue
(Education) Series A 5.00% 3/15/38	500,000	511,375
(Transportation) Series A 5.00% 3/15/30	500,000	526,270
New York State Urban Development Revenue Personal Income Tax Series A-1
5.00% 12/15/22	250,000	271,385
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series K 5.00% 7/1/30	735,000	718,808
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Series B 5.00% 7/1/15	250,000	266,310
Puerto Rico Sales Tax Financing Corporation Revenue First Subordinate
ΩCapital Appreciation Series A 6.75% 8/1/32	510,000	414,870
Series A 5.25% 8/1/57	325,000	326,537
Series A 5.50% 8/1/42	750,000	759,637
Series A 5.75% 8/1/37	1,200,000	1,240,415
Series C 5.25% 8/1/41	500,000	494,695
Series C 6.00% 8/1/39	500,000	530,835
Schenectady Metroplex Development Authority Revenue Series A 5.375% 12/15/21	500,000	517,000
Virgin Islands Public Finance Authority Revenue (Matching Fund Loan Note-Senior Lien)
Series A 5.00% 10/1/29	500,000	491,580
		11,117,623
State & Territory General Obligation Bonds – 5.54%
Guam Government Series A 7.00% 11/15/39	395,000	433,351
New York State
5.00% 2/15/18	380,000	445,934
5.00% 8/1/28	125,000	132,109
5.00% 3/1/38	500,000	512,334
5.00% 2/15/39	250,000	256,843
Puerto Rico Commonwealth Government Development Bank Refunded Remarketed 4.75% 12/1/15 (NATL-RE)	230,000	237,728
Puerto Rico Commonwealth Public Improvement Refunding Series C 6.00% 7/1/39	840,000	876,564
Puerto Rico Commonwealth Series B 5.25% 7/1/32	95,000	94,874
		2,989,737
Transportation Revenue Bonds – 6.99%
Albany Parking Authority Revenue Series A 5.625% 7/15/25	555,000	561,132
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	200,000	226,432
•Series B 5.00% 11/15/27	200,000	218,676
Series D 5.25% 11/15/27	500,000	517,035
Series F 5.00% 11/15/15	150,000	169,197
New York State Thruway Authority General Revenue (Bond Antic Notes)
Series H 5.00% 1/1/14 (NATL-RE)	500,000	551,700
Series H 5.00% 1/1/15 (NATL-RE)	250,000	280,588
Port Authority New York & New Jersey (Consolidated-One Hundred Fifty-Third)
5.00% 7/15/35	250,000	256,600
Triborough Bridge & Tunnel Authority Revenue
•Series B-1 5.00% 11/15/25	200,000	220,138
Series C 5.00% 11/15/24	200,000	216,618
		3,772,521

Water & Sewer Revenue Bonds – 3.10%
Guam Government Waterworks Authority 5.625% 7/1/40	470,000	441,941
New York City Municipal Water Finance Authority Water & Sewer System Revenue
(Fiscal 2009) Series A 5.75% 6/15/40	200,000	217,500
(Second General Resolution) Series FF 5.00% 6/15/31	500,000	522,170
Series FF-2 5.50% 6/15/40	250,000	268,388
New York State Environmental Facilities Corporation State Clean Water & Drinking Water Revolving Funds
(New York City Municipal Project) Subordinated Series B 5.00% 6/15/21	200,000	222,454
		1,672,453
Total Municipal Bonds (cost $52,037,330)		53,540,633

Total Value of Securities – 99.20%
(cost $52,037,330)		53,540,633
Receivables and Other Assets Net of Liabilities (See Notes) – 0.80%		431,821
Net Assets Applicable to 5,030,550 Shares Outstanding – 100.00%		$53,972,454

•Variable rate security. The rate shown is the rate as of November 30, 2010. Interest rates reset periodically.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§Pre-Refunded Bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
FHA – Insured by the Federal Housing Administration
FGIC – Insured by the Financial Guaranty Insurance Company
LOC – Letter of Credit
NATL-RE – Insured by the National Public Finance Guarantee Corporation

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free New York Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2007 – August 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At November 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At November 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$52,039,803
Aggregate unrealized appreciation	$1,967,862
Aggregate unrealized depreciation	(467,032)
Net unrealized appreciation	$1,500,830

For federal income tax purposes, at August 31, 2010, capital loss carryforwards of $23,182 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $14,929 expires in 2016 and $8,253 expires in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2010:

Level 2
Municipal Bonds	$53,540,633

There were no Level 1 or Level 3 securities at the beginning or end of the period.

During the period ended November 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in New York. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, as applicable, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2010, 9.07% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to November 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: